Fees and Expenses	Dec. 08, 2025
Sterling Capital National Municipal Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except any Management Fees set forth in the table below, (ii) Distribution and Service (Rule 12b-1) Fees, distribution expenses, investment-related expenses of any kind, borrowing and other investment-related costs and fees, acquired fund fees and expenses, interest expenses, taxes and governmental fees, litigation and indemnification fees and expenses of any kind, custody or other expenses attributable to negative interest rates on investments or cash, short dividend expense, salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates, organizational and offering expenses of the Trust and the Fund, costs related to any meetings of shareholders, fees or expenses incurred in connection with securities lending, any other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and such other expenses as may be approved by the Fund’s Board. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Amounts have been estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, no portfolio turnover information is available.

Portfolio Turnover, Rate	none
Sterling Capital Multi-Strategy Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except any Management Fees set forth in the table below, (ii) Distribution and Service (Rule 12b-1) Fees, distribution expenses, investment-related expenses of any kind, borrowing and other investment-related costs and fees, acquired fund fees and expenses, interest expenses, taxes and governmental fees, litigation and indemnification fees and expenses of any kind, custody or other expenses attributable to negative interest rates on investments or cash, short dividend expense, salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates, organizational and offering expenses of the Trust and the Fund, costs related to any meetings of shareholders, fees or expenses incurred in connection with securities lending, any other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and such other expenses as may be approved by the Fund’s Board. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Amounts have been estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, no portfolio turnover information is available.

Portfolio Turnover, Rate	none
Sterling Capital Hedged Equity Premium Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except any Management Fees set forth in the table below, (ii) Distribution and Service (Rule 12b-1) Fees, distribution expenses, investment-related expenses of any kind, borrowing and other investment-related costs and fees, acquired fund fees and expenses, interest expenses, taxes and governmental fees, litigation and indemnification fees and expenses of any kind, custody or other expenses attributable to negative interest rates on investments or cash, short dividend expense, salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates, organizational and offering expenses of the Trust and the Fund, costs related to any meetings of shareholders, fees or expenses incurred in connection with securities lending, any other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and such other expenses as may be approved by the Fund’s Board. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Amounts have been estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, no portfolio turnover information is available.

Portfolio Turnover, Rate	none
Sterling Capital Ultra Short Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The investment advisory and unitary fee agreements between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the Management Fees set forth in the table below, (ii) Distribution and Service (Rule 12b-1) Fees, distribution expenses, investment-related expenses of any kind, borrowing and other investment-related costs and fees, acquired fund fees and expenses, interest expenses, taxes and governmental fees, litigation and indemnification fees and expenses of any kind, custody or other expenses attributable to negative interest rates on investments or cash, short dividend expense, salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates, organizational and offering expenses of the Trust and the Fund, costs related to any meetings of shareholders, fees or expenses incurred in connection with securities lending, any other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and such other expenses as may be approved by the Fund’s Board. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Amounts have been estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, no portfolio turnover information is available.

Portfolio Turnover, Rate	none
Sterling Capital Short Duration Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The investment advisory and unitary fee agreements between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except any Management Fees set forth in the table below, (ii) Distribution and Service (Rule 12b-1) Fees, distribution expenses, investment-related expenses of any kind, borrowing and other investment-related costs and fees, acquired fund fees and expenses, interest expenses, taxes and governmental fees, litigation and indemnification fees and expenses of any kind, custody or other expenses attributable to negative interest rates on investments or cash, short dividend expense, salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates, organizational and offering expenses of the Trust and the Fund, costs related to any meetings of shareholders, fees or expenses incurred in connection with securities lending, any other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and such other expenses as may be approved by the Fund’s Board. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Amounts have been estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, no portfolio turnover information is available.

Portfolio Turnover, Rate	none